Consolidated Statements of Changes in Shareholders' Equity - CNY (¥)	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income /(losses)	Retained earnings	Total
Balance at Dec. 31, 2016		¥ 386,435,474	¥ (1,669,295)	¥ 733,920,239	¥ 1,118,686,418
Net income				532,672,757	532,672,757
Foreign currency translation adjustment			(198,794)		(198,794)
Unrealized losses on available-for-sale investments			(2,601,355)		(2,601,355)
Share-based compensation		182,689,766			182,689,766
Balance at Dec. 31, 2017		569,125,240	(4,469,444)	1,266,592,996	1,831,248,792
Net income				860,908,711	860,908,711
Foreign currency translation adjustment			(1,682,779)		(1,682,779)
Unrealized gains on available-for-sale investments			1,585,705		1,585,705
Share-based compensation		39,715,168			39,715,168
Reorganization	98,493	(98,493)
Change in par value of ordinary shares	720,718	(720,718)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost	97,532	313,682,251			313,779,783
Balance at Dec. 31, 2018	916,743	921,703,448	(4,566,518)	2,127,501,707	3,045,555,380
Net income				534,643,942	534,643,942
Foreign currency translation adjustment			3,965,185		3,965,185
Unrealized losses on available-for-sale investments			(1,518,079)		(1,518,079)
Share-based compensation		15,886,067			15,886,067
Balance at Dec. 31, 2019	¥ 916,743	¥ 937,589,515	¥ (2,119,412)	¥ 2,662,145,649	¥ 3,598,532,495